Trade and Other Receivables (Details 2) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Total	$ 4,165	$ 3,843
Shopping mall lease and services receivables [Member]
Statement [Line Items]
Total	3,922	3,743
Office leases and services receivables [Member]
Statement [Line Items]
Total	40	51
Consumer financing receivables [Member]
Statement [Line Items]
Total	16	25
Properties sales receivables [Member]
Statement [Line Items]
Total	187	24
Up to 3 months [Member]
Statement [Line Items]
Total	334	332
Up to 3 months [Member] | Shopping mall lease and services receivables [Member]
Statement [Line Items]
Total	332	320
Up to 3 months [Member] | Office leases and services receivables [Member]
Statement [Line Items]
Total	2	4
Up to 3 months [Member] | Consumer financing receivables [Member]
Statement [Line Items]
Total	0	0
Up to 3 months [Member] | Properties sales receivables [Member]
Statement [Line Items]
Total	0	8
3 to 6 months [Member]
Statement [Line Items]
Total	244	88
3 to 6 months [Member] | Shopping mall lease and services receivables [Member]
Statement [Line Items]
Total	244	80
3 to 6 months [Member] | Office leases and services receivables [Member]
Statement [Line Items]
Total	0	0
3 to 6 months [Member] | Consumer financing receivables [Member]
Statement [Line Items]
Total	0	0
3 to 6 months [Member] | Properties sales receivables [Member]
Statement [Line Items]
Total	0	8
Over 6 months [Member] [Member]
Statement [Line Items]
Total	558	120
Over 6 months [Member] [Member] | Shopping mall lease and services receivables [Member]
Statement [Line Items]
Total	558	112
Over 6 months [Member] [Member] | Office leases and services receivables [Member]
Statement [Line Items]
Total	0	0
Over 6 months [Member] [Member] | Consumer financing receivables [Member]
Statement [Line Items]
Total	0	0
Over 6 months [Member] [Member] | Properties sales receivables [Member]
Statement [Line Items]
Total	0	8
To mature [Member]
Statement [Line Items]
Total	2,190	2,374
To mature [Member] | Shopping mall lease and services receivables [Member]
Statement [Line Items]
Total	1,965	2,327
To mature [Member] | Office leases and services receivables [Member]
Statement [Line Items]
Total	38	47
To mature [Member] | Consumer financing receivables [Member]
Statement [Line Items]
Total	0	0
To mature [Member] | Properties sales receivables [Member]
Statement [Line Items]
Total	0	0
Impaired [Member]
Statement [Line Items]
Total	839	929
Impaired [Member] | Shopping mall lease and services receivables [Member]
Statement [Line Items]
Total	823	904
Impaired [Member] | Office leases and services receivables [Member]
Statement [Line Items]
Total	0	0
Impaired [Member] | Consumer financing receivables [Member]
Statement [Line Items]
Total	16	25
Impaired [Member] | Properties sales receivables [Member]
Statement [Line Items]
Total	$ 187	$ 0